SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On October 22, 2024, the chairman of the Company (the “Selling Shareholder”), Changbin Xia, purchased 30,000,000 Ordinary Shares at a per share price of $0.80, pursuant to a certain securities purchase agreement (the “SPA”), entered into between the Company and the Selling Shareholder.

On October 24, 2024, the Company issued up to 30,000,000 ordinary shares, no par value each (the “Ordinary Shares”).

These unconsolidated financial statements were approved by management and available for issuance on November 15, 2024. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.

18. SUBSEQUENT EVENTS

On May 17, 2024, the Company entered into a securities purchase agreement with three unaffiliated investors, pursuant to which, the Company agreed to issue a convertible note (each, a “Note”, collectively, the “Notes”) with 10% original issuance discount (the “OID”) to each Investor (the “Offering”). The Company expects to receive gross proceeds of $1,000,000, before any expenses, as the aggregate purchase price of the three Notes.

Each of the Notes bears interest at a rate of 10% per annum compounding daily. All outstanding principal and accrued interest on the Notes will become due and payable eighteen (18) months after the issuance date. Each of the Note includes an original issue discount that equals 10% of the purchase price. The Company may prepay all or a portion of the Notes at any time by paying 120% of the outstanding balance elected for pre-payment. Each of the Investor can convert his or her Note at any time after the six-month anniversary of the issuance date at a per share conversion price that is equal to the lower of (i) $0.50 or (ii) 80% of the lowest daily volume-weighted average price of the Company’s ordinary shares, no par value (the “Ordinary Shares”), in the 20 trading days prior to the date on which the conversion price is measured (the “Market Price”).

These consolidated financial statements were approved by management and available for issuance on June 20, 2024. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.